ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

The Commodore Helmsman®

Individual Flexible Premium Deferred Variable Annuities

Annual Supplement Dated May 1, 2020 to

The Commodore Helmsman Prospectus Dated May 1, 2010

The information in this Supplement updates and otherwise supplements The Commodore Helmsman Prospectus dated May 1, 2010 (the "2010 Helmsman Prospectus"). Please read this Supplement carefully and retain it for future reference.

The Commodore Helmsman Prospectus currently includes the documents listed below.

∙Annual Supplement Dated May 1, 2020, which includes prospectus information that is updated annually

∙Supplement Dated May 1, 2019, which includes other prospectus information that has been revised since May 1, 2010

∙2010 Helmsman Prospectus

∙2010 Supplemental Prospectus-Guaranteed Withdrawal Benefit Riders ("2010 GWB Rider Supplement"), which applies only to Contracts issued before June 1, 2009 with a guaranteed withdrawal benefit rider

The financial statements of Annuity Investors Variable Account C for the year ended December 31, 2019, accompany this Annual Supplement.

How to Get Copies of Documents and Financial Statements

You can access the documents and financial statements described above on our website at gaig.com/annuities/pages/variable- compliance-docs.aspx .   If you would like a free paper copy of any document or financial statement described above, contact us.

Our Contact Information

Company Name: Annuity Investors Life Insurance Company

Mailing Address: P.O. Box 5423, Cincinnati OH 45201-5423

Service Center: 1.800.789.6771

Website:gaig.com

Form and File Numbers

Our contract form numbers for The Commodore Helmsman are P1805001NW, P1805101NW, P1809203NW and P1809303NW. Form numbers may vary by state. The SEC file number for The Commodore Helmsman is 333-88300.

Terminology

Unless otherwise indicated, terms used in this Supplement have the same meaning as in the 2010 Helmsman Prospectus.

Internet Delivery of Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the Portfolios available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting the Company at 1-800-789-6771.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting the Company at 1-800-789-6771. Your election to receive reports in paper will apply to all Portfolios available under your Contract.

Table of Contents
PORTFOLIOS...................................................................................................................................	3
DEFINITIONS ...................................................................................................................................................................................	6
EXPENSE TABLES ..........................................................................................................................................................................	6
EXAMPLES.......................................................................................................................................................................................	8
FINANCIAL INFORMATION ...........................................................................................................................................................	10
OVERVIEW.....................................................................................................................................................................................	10
PORTFOLIOS, SHARE CLASSES, ADVISORS AND INVESTMENT CATEGORIES ...................................................................	11
DEATH BENEFITS .........................................................................................................................................................................	13
SETTLEMENT OPTIONS ...............................................................................................................................................................	15
THE CONTRACTS .........................................................................................................................................................................	15
FEDERAL TAX MATTERS .............................................................................................................................................................	16
APPENDIXES .................................................................................................................................................................................	20

PORTFOLIOS

The updated information set out below replaces in its entirety the Portfolio information on the COVER PAGE of the 2010 Helmsman Prospectus.

The Subaccounts under the Contract invest in the corresponding Portfolios listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Oppenheimer V.I. Capital Appreciation Fund – Series II

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II

Invesco Oppenheimer V.I. Global Fund – Series II

Invesco Oppenheimer V.I. Main Street Fund® - Series II

Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II

Invesco Oppenheimer V.I. Conservative Balanced Fund (Closed on4/30/2009)

Invesco V.I. American Value Fund – Series I Shares

Invesco V.I. Comstock Fund – Series I Shares

Invesco V.I. Core Equity Fund – Series I Shares

Invesco V.I. Diversified Dividend Fund – Series I Shares

Invesco V.I. Health Care Fund – Series I Shares

Invesco V.I. Government Securities Fund – Series II Shares

Invesco V.I. Managed Volatility Fund – Series II Shares

Invesco V.I. Mid Cap Core Equity Fund – Series II Shares

Invesco V.I. Small Cap Equity Fund – Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio – Class II

Morningstar Conservative ETF Asset Allocation Portfolio – Class II

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund – Class I

VP Large Company Value Fund – Class II

VP Mid Cap Value Fund – Class II

VP Ultra® Fund – Class II

Calamos Advisors Trust

Calamos Growth and Income Portfolio (Closed on April 30, 2012)

Davis Variable Account Fund, Inc.

Davis Value Portfolio (Closed on April 30, 2012)

BNY Mellon Investment Portfolios

MidCap Stock Portfolio – Service Shares

Technology Growth Portfolio – Initial Shares

BNY Mellon Stock Index Fund, Inc. – Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio – Service Shares

Government Money Market Portfolio

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund – Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio – Service Shares

Janus Henderson VIT Enterprise Portfolio – Service Shares

Janus Henderson VIT Global Research Portfolio – Service Shares (Closed on November 30, 2004) Janus Henderson VIT Overseas Portfolio – Service Shares

Janus Henderson VIT Research Portfolio – Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio – Class I

Discovery Portfolio – Class I

U.S. Real Estate Portfolio – Class I

Neuberger Berman Advisers Management Trust

Sustainable Equity Portfolio – Class S

Mid Cap Growth Portfolio – Class S

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio – Administrative Class

PIMCO Real Return Portfolio – Administrative Class

PIMCO Total Return Portfolio – Administrative Class

Rydex Variable Trust

Guggenheim Long Short Equity Fund (Closed on April 30, 2015)

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

Closed Portfolios

Each investment option listed above as "Closed" is available only to Contract Owners who held Accumulation Units in the Subaccount on the date on which it was closed. A Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

Morningstar Portfolios

If your Contract Effective date is before June 1, 2009 and you have activated a guaranteed withdrawal benefit rider, you may only allocate funds to the Morningstar Portfolios.

Portfolio Changes since May 1, 2010

The list of Portfolios reflects name changes and acquisitions that have occurred since May 1, 2010 as described below. If the name of a Portfolio was changed, it is listed under its new name. If a Portfolio was acquired by another Portfolio, the acquired Portfolio is no longer included in the list.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Effective April 30, 2020, Invesco V.I. Mid Cap Growth Fund was merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

On or about May 24, 2019, each fund of Oppenheimer Variable Account Funds merged into a corresponding, newly formed fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) listed below. Non-Service shares were re-designated as Series I Shares and Service shares were re-designated as Series II shares.

∙Oppenheimer Capital Appreciation Fund/VA merged into Invesco Oppenheimer V.I. Capital Appreciation Fund

∙Oppenheimer Conservative Balanced Fund/VA merged into Invesco Oppenheimer V.I. Conservative Balanced Fund

∙Oppenheimer Global Fund/VA merged into Invesco Oppenheimer V.I. Global Fund

∙Oppenheimer Main Street Fund® /VA merged into Invesco Oppenheimer V.I. Main Street Fund®

∙Oppenheimer Main Street Small Cap Fund/VA merged into Invesco Oppenheimer V.I. Main Street Small Cap Fund®

ALPS Variable Investment Trust

On or about April 30, 2016, the ALPS Variable Investment Trust Portfolios were renamed. Ibbotson Balanced ETF Asset Allocation Portfolio was renamed Morningstar Balanced ETF Asset Allocation Portfolio. Ibbotson Conservative ETF Asset Allocation Portfolio was renamed Morningstar Conservative ETF Asset Allocation Portfolio. Ibbotson Growth ETF Asset Allocation Portfolio was renamed Morningstar Growth ETF Asset Allocation Portfolio. Ibbotson Income and Growth Asset Allocation Portfolio was renamed Morningstar Income and Growth ETF Asset Allocation Portfolio.

American Century Variable Portfolios, Inc.

Effective April 25, 2014, American Century VP VistaSM Fund (the "Target Fund") was acquired by American Century VP Capital Appreciation Fund (the "Acquiring Fund"). Shareholders received the same class of shares of the Acquiring Fund for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations.

Dreyfus Investment Portfolios

∙As of May 2, 2016, Mid Cap Stock Portfolio is available to all contract owners.

∙Effective on or about June 3, 2019, Dreyfus Investment Portfolios was renamed BNY Mellon Investment Portfolios. There was no change in the name of the Mid Cap Stock Portfolio or the Technology Growth Portfolio.

Dreyfus Stock Index Fund, Inc.

Effective on or about June 3, 2019, Dreyfus Stock Index Fund, Inc. was renamed BNY Mellon Stock Index Fund, Inc.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Effective May 1, 2017, The Dreyfus Socially Responsible Growth Fund, Inc. was renamed The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Effective on or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. was renamed BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

Dreyfus Variable Investment Fund

∙On or about April 30, 2016, Dreyfus VIF Money Market Portfolio was renamed Dreyfus VIF Government Money Market Portfolio. The Portfolio will invest at least 99.5% of its assets in government securities, cash or repurchase agreements that are fully collateralized.

∙Effective on or about June 3, 2019, Dreyfus Variable Investment Fund was renamed BNY Mellon Variable Investment Fund. There will be no change in the names of the Appreciation Portfolio or the Government Money Market Portfolio.

Franklin Templeton Variable Insurance Products Trust

Effective May 1, 2014, Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund.

Invesco Variable Insurance Funds

∙On or about May 1, 2011, Invesco V.I. Financial Services Fund (the "Target Fund") was acquired by Invesco V.I. Dividend Growth Fund (the "Acquiring Fund"). Shareholders received the same class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations. On April 30, 2012, Invesco V.I. Dividend Growth Fund changed its name to Invesco V.I. Diversified Dividend Fund.

∙On or about May 1, 2011, Invesco Van Kampen V.I. Value Portfolio (the "Target Fund") was acquired by Invesco Van Kampen V.I. Comstock Fund (the "Acquiring Fund"). Shareholders received the same class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations. Effective April 29, 2013, Invesco Van Kampen V.I. Comstock Fund changed its name to Invesco V.I. Comstock Fund.

∙On April 30, 2012, Invesco V.I. Capital Development Fund (the "Target Fund") was acquired by Invesco Van Kampen V.I. Mid Cap Growth Fund (the "Acquiring Fund"). Shareholders received the same class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations. Effective April 29, 2013, Invesco Van Kampen V.I. Mid Cap Growth Fund changed its name to Invesco V.I. Mid Cap Growth Fund.

∙On July 15, 2012, Invesco Van Kampen V.I Mid Cap Value Fund (which was incorrectly listed as Invesco Van Kampen V.I. U.S. Midcap Value Portfolio in the 2010 Helmsman Prospectus) changed its name to Invesco Van Kampen V.I. American Value Fund. Effective April 29, 2013, Invesco Van Kampen V.I. American Value Fund changed its name to Invesco V.I. American Value Fund.

∙Effective May 1, 2014, Invesco V.I. Utilities Fund changed its name to Invesco V.I. Managed Volatility Fund.

Janus Aspen Series

∙Effective May 1, 2013, Janus Aspen Worldwide Portfolio changed its name to Janus Aspen Global Research Portfolio.

∙Effective May 1, 2017, Janus Aspen Janus Portfolio was renamed Janus Aspen Research Portfolio.

∙Effective on June 5, 2017, the Janus Aspen Series Portfolios were renamed. Janus Aspen Balanced Portfolio was renamed Janus Henderson VIT Balanced Portfolio. Janus Aspen Enterprise Portfolio was renamed Janus Henderson VIT Enterprise Portfolio. Janus Aspen Global Research Portfolio was renamed Janus Henderson VIT Global Research Portfolio. Janus Aspen Overseas Portfolio was renamed Janus Henderson VIT Overseas Portfolio. Janus Aspen Research Portfolio was renamed Janus Henderson VIT Research Portfolio.

Morgan Stanley Variable Insurance Fund, Inc.

∙As of May 2, 2016, Morgan Stanley UIF Core Plus Fixed Income Portfolio is available to all contract owners.

∙Effective May 1, 2017, The Universal Institutional Funds, Inc. was renamed Morgan Stanley Variable Insurance Fund, Inc.

∙Effective April 30, 2019, Mid Cap Growth Portfolio was renamed Discovery Portfolio.

Neuberger Berman Advisers Management Trust

∙On or about November 6, 2015, Neuberger Berman AMT Small Cap Growth Portfolio (the "Target Portfolio") was acquired by Neuberger Berman AMT Mid Cap Growth Portfolio (the "Acquiring Portfolio"). Shareholders received the same class of shares of the Acquiring Fund for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations.

∙Effective April 30, 2019, Guardian Portfolio was merged into Sustainable Equity Portfolio.

Oppenheimer Variable Account Funds

∙Effective April 30, 2011, Oppenheimer Main Street Small Cap Fund/VA changed its name to Oppenheimer Main Street Small- & Mid-Cap Fund®/VA. Effective April 30, 2013, Oppenheimer Main Street Small- & Mid-Cap Fund®/VA changed its name to Oppenheimer Main Street Small Cap Fund®/VA.

∙Effective April 30, 2013, Oppenheimer Balanced Fund/VA changed its name to Oppenheimer Capital Income Fund/VA.

∙Effective April 30, 2013, Oppenheimer Global Securities Fund/VA changed its name to Oppenheimer Global Fund/VA.

∙Effective May 1, 2015, Oppenheimer Capital Income Fund/VA changed its name to Oppenheimer Conservative Balanced Fund/VA.

∙On or about May 24, 2019, each fund of Oppenheimer Variable Account Funds was merged into a corresponding, newly formed fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) listed below. Service shares were re-designated as Series II shares.

∙Oppenheimer Capital Appreciation Fund/VA merged into Invesco Oppenheimer V.I. Capital Appreciation Fund.

∙Oppenheimer Conservative Balanced Fund/VA merged into Invesco Oppenheimer V.I. Conservative Balanced Fund.

∙Oppenheimer Global Fund/VA merged into Invesco Oppenheimer V.I. Global Fund.

∙Oppenheimer Main Street Fund® /VA merged into Invesco Oppenheimer V.I. Main Street Fund®.

∙Oppenheimer Main Street Small Cap Fund/VA merged into Invesco Oppenheimer V.I. Main Street Small Cap Fund®.

Rydex Variable Trust

On February 29, 2012, Rydex VT U.S. Long Short Momentum Fund was acquired by Guggenheim Funds and changed its name to Guggenheim U.S. Long Short Momentum Fund. Effective October 30, 2013, Guggenheim VT U.S. Long Short Momentum Fund changed its name to Guggenheim VT Long Short Equity Fund.

Wilshire Variable Insurance Trust

Effective on May 1, 2016, the Wilshire Variable Insurance Trust Funds were renamed. 2015 ETF Fund was renamed 2015 Fund. 2025 ETF Fund was renamed 2025 Fund. 2035 ETF Fund was renamed 2035 Fund. Effective December 7, 2018, each of Wilshire 2015 Fund, Wilshire 2025 Fund and Wilshire 2035 Fund was merged into Wilshire Global Allocation Fund.

DEFINITIONS – Accumulation Period

The definition below replaces in its entirety the Accumulation Period definition in the DEFINITIONS section of the 2010 Helmsman Prospectus.

Accumulation Period. The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Commencement Date.

DEFINITIONS – Death Benefit Commencement Date

The definition below is added to the DEFINITIONS section of the 2010 Helmsman Prospectus.

Death Benefit Commencement Date. The first day of the first payment interval for a Death Benefit that is paid as periodic payments or the date of payment for a Death Benefit that is paid as a lump sum. The Beneficiary designates the Death Benefit Commencement Date when filing a claim by Written Request. It can be no earlier than the date that we have received at our administrative office both Due proof of the death of the Owner and a claim in Good Order with instructions as to the form of the Death Benefit.

EXPENSE TABLES

The information below replaces in its entirety the EXPENSE TABLES section of the 2010 Helmsman Prospectus.

EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.

Table A: Contract Owner Transaction Expenses

(Replaces Table A in the 2010 Helmsman Prospectus)

This table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.

Current Maximum

Maximum Contingent Deferred Sales Charge (as to purchase payments only)	7.00%	7.00%
Transfer Fee	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread	3.00%	7.00%

∙Contingent Deferred Sales Charge: The contingent deferred sales charge is calculated as a percentage of Purchase Payments withdrawn or surrendered. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 7 years. We may waive the contingent deferred sales charge under certain circumstances. See the Charges and Deductions section of this prospectus for more information about the contingent deferred sales charge and the circumstances in which it may be waived.

∙Transfer Fee: The transfer fee currently applies to transfers in excess of 12 in any Contract Year.

∙Loan Interest Spread: Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate that we credit to collateral is 1%, the maximum loan interest spread is 7%.

Table B-1: Annual Expenses: Contract Only

(Replaces Table B in the 2010 Helmsman Prospectus)

This table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

Annual Contract Maintenance Fee	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Total Separate Account Annual Expenses	1.40%

∙Contract Maintenance Fee: If you surrender your Contract, we will apply the contract maintenance fee at that time.

Table B-2: Annual Expenses: Contract with Guaranteed Withdrawal Benefit Rider (Replaces table on Page 2 of the 2010 GWB Rider Supplement)

This table describes the annual rider charge that you will pay periodically during the time that you own the Contract if you activate one of the guaranteed withdrawal benefit riders. The charge is deducted from your account value. The charge is a percentage of the rider benefit base amount.

Rider Charge for:	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit Rider	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit Rider	0.40%	1.00%

∙Rider Charge Rate: We may change the rider charge rate at any time or times that you activate the rider after the rider issue date, you elect to reset the benefit base amount, or you take an excess withdrawal. The rider charge rate will never be more than the maximum rate set out in the table above.

Table B-3: Annual Expenses: Contract with Optional Features

(Replaces Annual Expenses table in Appendix C in the 2010 Helmsman Prospectus)

The table applies only if you were a Contract Owner prior to May 1, 2003 and you purchased the Optional Guaranteed Minimum Income Benefit Endorsement, the Optional Earnings Enhancement Benefit Rider and/or the Optional Enhanced Death Benefit Rider (collectively, the "Optional Features"). The Optional Features are described in Appendix C in the 2010 Helmsman Prospectus.

The table describes the fees and expenses that you will pay periodically during the time that you own the Contract if you purchase all of the Optional Features, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

Annual Contract Maintenance Fee	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Optional Guaranteed Minimum Income Benefit Endorsement Charge	0.30%
Optional Earnings Enhancement Benefit Rider Charge	0.30%
Optional Enhanced Death Benefit Rider Charge	0.25%
Total Separate Account Annual Expenses (Highest Possible Charges)	2.25%

∙Death Benefit Rider Charge: In this table, we included the higher charge for the Optional Enhanced Death Benefit Rider. The charge for this Rider depends on the age of the Owner when the Rider was issued. If the Rider was issued to an Owner who was then over age 70 and under age 79, the Rider charge is 0.25%. If the Rider was issued to an Owner who was then age 70 or younger, the Rider charge is 0.10%. Only one Death Benefit Rider will be issued with any Contract.

Table C: Total Annual Portfolio Operating Expenses

(Replaces Table C in the 2010 Helmsman Prospectus)

This table shows the minimum and maximum total operating expenses charged by the identified Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses. More detail concerning each Portfolio's fees and expenses is contained in that Portfolio's prospectus.

	Current	Current and Closed	Morningstar
	Portfolios	Portfolios Combined	Portfolios
Maximum Portfolio Operating Expenses	1.53%	1.72%	0.89%
Minimum Portfolio Operating Expenses	0.52%	0.52%	0.87%

∙Portfolio Expenses: The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2019. Actual expenses of a Portfolio in future years may be higher or lower.

∙Current Portfolios: This column applies if you have allocated funds only to the Current Subaccounts. In this case, the maximum expenses are the expenses of the PIMCO Real Return Portfolio and the minimum expenses are the expenses of the BNY Mellon Stock Index Fund, Inc.

∙Current and Closed Portfolios Combined: This column applies if you have allocated funds to both Current Subaccounts and Closed Subaccounts. In this case, the maximum expenses are the expenses of the Rydex Variable Trust Guggenheim Long Short Equity Fund and the minimum expenses are the expenses of the BNY Mellon Stock Index Fund, Inc.

∙Morningstar Portfolios: This column applies if your contract effective date is before June 1, 2009, and you activated a guarantee withdrawal benefit rider. In this case, the maximum expenses are the expenses of the Morningstar Growth ETF Asset Allocation Portfolio and the minimum expenses are the expenses of the Morningstar Conservative ETF Asset Allocation Portfolio.

∙Fund of Funds: The Morningstar Portfolios and the Wilshire Portfolios are structured as "fund of funds" and invest in other investment companies ("Acquired Funds"). As a result, each Morningstar Portfolio and each Wilshire Portfolio will likely incur higher expenses than a fund that invests directly in securities and you will effectively be paying a portion of the management fees and other expenses of the Acquired Funds.

EXAMPLES

The information below replaces in its entirety the EXAMPLES section of the 2010 Helmsman Prospectus.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses, the annual Contract expenses, and Portfolio fees and expenses. Your actual costs may be higher or lower than the costs shown in the examples.

By comparing the costs shown in the tables below for each example, you can see the impact of contingent deferred sales charges on your costs.

Example 1: Contract with Maximum Fund Operating Expenses—Current Portfolios Only

This example replaces Example 1 on Page 8 of the 2010 Helmsman Prospectus.

∙You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.

∙The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.53%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We
also assume that the applicable contingent deferred sales charge is	$1,031	$1,759	$2,383	$4,439
incurred. In this case, your costs would be:
We assume that you keep your Contract and leave your money in your
Contract for the entire period or you annuitize your Contract at the end of	$331	$1,059	$1,883	$4,439
the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

Example 2: Contract with Minimum Fund Operating Expenses—Current Portfolios Only

This example replaces Example 2 on Page 8 of the 2010 Helmsman Prospectus

∙You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.

∙The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the minimum Portfolio expenses (0.52%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We
also assume that the applicable contingent deferred sales charge is	$929	$1,437	$1,821	$3,175
incurred. In this case, your costs would be:
We assume that you keep your Contract and leave your money in your
Contract for the entire period or you annuitize your Contract at the end of	$229	$737	$1,321	$3,175
the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

Example 3: Contract with Maximum Fund Operating Expenses—Current and Closed Portfolios This example applies only if you have allocated funds to a Closed Subaccount. It is a new example.

∙You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.

∙The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.72%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We
also assume that the applicable contingent deferred sales charge is	$1,050	$1,818	$2,486	$4,662
incurred. In this case, your costs would be:
We assume that you keep your Contract and leave your money in your
Contract for the entire period or you annuitize your Contract at the end of	$350	$1,118	$1,986	$4,662
the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

Example 4: Contract with Minimum Fund Operating Expenses—Current and Closed Portfolios

This example applies only if you have allocated funds to a Closed Subaccount. It is a new example.

∙You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.

∙The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the minimum Portfolio expenses (0.52%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We
also assume that the applicable contingent deferred sales charge is	$929	$1,437	$1,821	$3,175
incurred. In this case, your costs would be:
We assume that you keep your Contract and leave your money in your
Contract for the entire period or you annuitize your Contract at the end of	$229	$727	$1,321	$3,175
the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

Example 5: Contract with Optional Guaranteed Withdrawal Benefit Rider and Maximum Fund Operating Expenses— Morningstar Portfolios

This example applies only if your Contract was issued before June 1, 2009 and you have activated one of the guaranteed withdrawal benefit riders. It replaces the example on page 4 of the 2010 GWB Rider Supplement.

∙You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.

∙You activate the Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation when you purchase your Contact. The rollup rate for the rider is 5%. The maximum rider charge of 1.20% is incurred.

∙You allocate your purchase payment to the Morningstar Growth ETF Asset Allocation Portfolio for the period indicated, which is the Portfolio with the highest expenses (0.89%) among the underlying Portfolios in which the Designated Subaccounts invest.

∙The annual contract maintenance fee ($30) and the Separate Account annual expenses (1.40%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We
also assume that the applicable contingent deferred sales charge is	$1,086	$1,944	$2,725	$5,297
incurred. In this case, your costs would be:
We assume that you keep your Contract and leave your money in your
Contract for the entire period or you annuitize your Contract at the end of	$386	$1,244	$2,225	$5,297
the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

Example 6: Contract with Optional Features (Highest Possible Charges) and Maximum Fund Operating Expenses— Current Portfolios

This example applies only if your Contract was issued before May 1, 2003 with one or more of the Optional Features. It replaces the Example in Appendix C in the 2010 Helmsman Prospectus.

∙You invest $10,000 in a Contract with the Optional Features listed below for the periods indicated.

∙Optional Guaranteed Minimum Income Benefit Endorsement

∙Optional Earnings Enhancement Benefit Rider

∙Optional Enhanced Death Benefit Rider

∙Your investment has a 5% annual return each year.

∙Your contract has the highest possible charges because it includes all of the Optional Features. As a result, the highest possible Separate Account annual expenses (2.25%) are incurred.

∙The annual contract maintenance fee ($30) and the maximum Portfolio expenses (1.53%) are also incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We
also assume that the applicable contingent deferred sales charge is	$1,116	$2,021	$2,832	$5,402
incurred. In this case, your costs would be:
We assume that you keep your Contract and leave your money in your
Contract for the entire period or you annuitize your Contract at the end of	$416	$1,321	$2,332	$5,402
the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

FINANCIAL INFORMATION

The paragraph below replaces in its entirety the FINANCIAL INFORMATION section of the 2010 Helmsman Prospectus and the FINANCIAL INFORMATION section of the 2010 GWB Rider Supplement.

The financial statements of Annuity Investors Variable Account C for the year ended December 31, 2019, accompany this Supplement and are available at gaig.com/annuities/pages/variable-compliance-docs.aspx .

The financial statements of Annuity Investors Life Insurance Company for the years ended December 31, 2019, 2018 and 2017 are available at gaig.com/annuities/pages/variable-compliance-docs.aspx .   If you would like a free paper copy of these financial statements, contact us.

OVERVIEW

The text below replaces in its entirety the subsection entitled "What Are the Risks Related to the Contract?" of the OVERVIEW section of the 2010 Helmsman Prospectus.

What Are the Risks Related to the Contract?

∙The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease.

o The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. As of the date of this prospectus, the COVID-19 pandemic has led to significant volatility and negative returns in the financial markets. These market conditions have impacted the performance of the variable investment options available under the Contract. If these market conditions continue, and depending on your individual circumstances (e.g., your selected variable investment options and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making Purchase Payments, transfers, or withdrawals, based on your individual circumstances.

∙Claims related to the annuity and death benefits are backed only by the claims paying ability of the Company.

o The economic impacts of the COVID-19 pandemic may negatively affect our financial condition and results of operations. The extent to which the COVID-19 pandemic financial markets, the global economy, and our financial strength and claims-paying ability will depend on future developments that cannot be predicted with certainty. We continue to be subject to significant state solvency regulations that require us to reserve amounts to pay our contractual guarantees.

∙An early withdrawal charge may apply if you withdraw money from your Contract or surrender or annuitize your Contract.

∙If you withdraw money from your Contract or surrender your Contract before age 59½, a penalty tax may be applicable.

PORTFOLIOS, SHARE CLASSES, ADVISORS AND INVESTMENT CATEGORIES

The text below replaces in its entirety the PORTFOLIOS, SHARES CLASSES, ADVISORS AND PORTFOLIO INVESTMENT CATEGORIES sections of the 2010 Helmsman Prospectus.

Current Portfolios, Share Classes, Portfolio Investment Categories and Advisors

PORTFOLIO	CLASS	CATEGORY	ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Capital	Series II	US Equity Large Cap	Invesco Advisers, Inc.
Appreciation Fund		Growth: Large Growth
Invesco Oppenheimer V.I. Discovery	Series II	US Equity Mid Cap: Mid	Invesco Advisers, Inc.
Mid Cap Growth Fund		Growth
Invesco Oppenheimer V.I. Global Fund	Series II	Global Equity Large Cap:	Invesco Advisers, Inc.
Large Growth
Invesco Oppenheimer V.I. Main Street	Series II	US Equity Large Cap	Invesco Advisers, Inc.
Fund®		Blend: Large Blend
Invesco Oppenheimer V.I. Main Street	Series II	US Equity Small Cap:	Invesco Advisers, Inc.
Small Cap Fund®		Small Blend
Invesco Oppenheimer V.I. Conservative	Series II	Cautious Allocation:	Invesco Advisers, Inc.
Balanced Fund (soft close 4/30/2009)		Large Blend

PORTFOLIO	CLASS	CATEGORY	ADVISOR
Invesco V.I. American Value Fund	Series I	US Equity Mid Cap: Mid	Invesco Advisers, Inc.
Value
Invesco V.I. Comstock Fund	Series I	US Equity Large Cap	Invesco Advisers, Inc.
Value: Large Value
Invesco V.I. Core Equity Fund	Series I	US Equity Large Cap	Invesco Advisers, Inc.
Blend: Large Blend
Invesco V.I. Diversified Dividend Fund	Series I	US Equity Large Cap	Invesco Advisers, Inc.
Value: Large Value
Invesco V.I. Health Care Fund	Series I	Healthcare Sector Equity:	Invesco Advisers, Inc.
Large Growth
Invesco V.I. Government Securities	Series II	US Fixed Income	Invesco Advisers, Inc.
Fund
Invesco V.I. Managed Volatility Fund	Series II	Aggressive Allocation:	Invesco Advisers, Inc.
Large Value
Invesco V.I. Mid Cap Core Equity Fund	Series II	US Equity Mid Cap: Mid	Invesco Advisers, Inc.
Blend
Invesco V.I. Small Cap Equity Fund	Series I	US Equity Small Cap:	Invesco Advisers, Inc.
Small Growth
ALPS Variable Investment Trust
Morningstar Balanced ETF Asset	Class II	Moderate allocation:	ALPS Advisers, Inc. (Sub-Advisor Morningstar Investment
Allocation Portfolio		Large Blend	Management LLC)
Morningstar Conservative ETF Asset	Class II	Cautious allocation:	ALPS Advisers, Inc. (Sub-Advisor Morningstar Investment
Allocation Portfolio		Large Value	Management LLC)
Morningstar Growth ETF Asset	Class II	Aggressive allocation:	ALPS Advisers, Inc. (Sub-Advisor Morningstar Investment
Allocation Portfolio		Large Blend	Management LLC)
Morningstar Income and Growth ETF	Class II	Cautious allocation:	ALPS Advisers, Inc. (Sub-Advisor Morningstar Investment
Asset Allocation Portfolio		Large Blend	Management LLC)
American Century Variable Portfolios, Inc.
VP Capital Appreciation Fund	Class I	US Equity Mid Cap: Mid-	American Century Investment Management, Inc.
Cap Growth
VP Large Company Value Fund	Class II	US Equity Large Cap	American Century Investment Management, Inc.
Value: Large Value
VP Mid Cap Value Fund	Class II	US Equity Mid Cap: Mid	American Century Investment Management, Inc.
Value
VP Ultra® Fund	Class II	US Equity Large Cap	American Century Investment Management, Inc.
Growth: Large Growth
Calamos Advisors Trust
Calamos Growth and Income Portfolio	N/A	Aggressive Allocation:	Calamos Advisors LLC
(closed on April 30, 2012)		Large Blend
Davis Variable Account Fund
Davis Value Portfolio (closed on April	N/A	US Equity Large Cap	Davis Selected Advisors L.P. (Sub-Advisor Davis Selected
30, 2015)		Blend: Large Blend	Advisers-NY, Inc. an affiliate of Davis Selected Advisors,
L.P.)
BNY Mellon Investment Portfolios
MidCap Stock Portfolio	Service	US Equity Mid Cap: Mid	BNY Mellon Investment Adviser, Inc.
Blend
Technology Growth Portfolio	Initial	Technology Sector	BNY Mellon Investment Adviser, Inc.
Equity: Large Growth
BNY Mellon Stock Index Fund, Inc.
BNY Mellon Stock Index Fund, Inc.	Service	US Equity Large Cap	BNY Mellon Investment Adviser, Inc. Index Manager: Mellon
		Blend: Large Blend	Investments Corporation (an affiliate of BNY Mellon
Investment Adviser, Inc.)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity	Service	US Equity Large Cap	BNY Mellon Investment Adviser, Inc. (Sub-Adviser Newton
Portfolio, Inc.		Blend: Large Blend	Investment Management Limited)
BNY Mellon Variable Investment Fund
Appreciation Portfolio	Service	US Equity Large Cap	BNY Mellon Investment Adviser, Inc. (Sub-Adviser Fayez
		Blend: Large Growth	Sarofim & Co.)
Government Money Market Portfolio	N/A	US Money Market	Dreyfus Cash Investment Strategies, a division of BNY
Mellon Investment Adviser, Inc.
Franklin Templeton Variable Insurance	Products Trust
Templeton Foreign VIP Fund	Class 2	Global Equity Large Cap:	Templeton Investment Counsel, LLC
Large Value
Janus Aspen Series
Janus Henderson VIT Balanced Portfolio	Service	Moderate Allocation:	Janus Capital Management LLC
Large Blend
Janus Henderson VIT Enterprise	Service	US Equity Mid Cap: Mid	Janus Capital Management LLC
Portfolio		Growth

PORTFOLIO	CLASS	CATEGORY	ADVISOR
Janus Henderson VIT Global Research	Service	Global Equity Large Cap:	Janus Capital Management LLC
Portfolio (closed on November 30, 2004)		Large Growth
Janus Henderson VIT Overseas	Service	Global Equity Large Cap:	Janus Capital Management LLC
Portfolio		Large Blend
Janus Henderson VIT Research	Service	US Equity Large Cap	Janus Capital Management LLC
Portfolio		Growth: Large Growth
Morgan Stanley Variable Insurance Fund, Inc.
Core Plus Fixed Income Portfolio	Class I	US Fixed Income	Morgan Stanley Investment Management Inc.
Discovery Portfolio	Class I	US Equity Mid Cap: Mid	Morgan Stanley Investment Management Inc.
Growth
U.S. Real Estate Portfolio	Class I	Real Estate Sector	Morgan Stanley Investment Management Inc.
Equity: Mid Value
Neuberger Berman Advisors Management Trust
Sustainable Equity Portfolio	Class S	US Equity Large Cap	Neuberger Berman Investment Advisers LLC
Blend: Large Blend
Mid Cap Growth Portfolio	Class S	US Equity Mid Cap: Mid	Neuberger Berman Investment Advisers LLC
Growth
PIMCO Variable Insurance Trust
PIMCO High Yield Portfolio	Administrative	US Fixed Income	Pacific Investment Management Company LLC
PIMCO Real Return Portfolio	Administrative	US Fixed Income	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Administrative	US Fixed Income	Pacific Investment Management Company LLC
Rydex Variable Trust
Guggenheim Long Short Equity Fund	N/A	Long/Short Equity: Large	Rydex Investments
(closed on April 30, 2015)		Value
Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund	N/A	Moderate Allocation:	Wilshire Associates Incorporated
Large Blend

The investment category for a Portfolio that is listed in the table above was assigned by an unaffiliated provider of independent investment research and is based on portfolio statistics and compositions over the past three years.

Each Morningstar Portfolio and each Wilshire Portfolio listed in the table above is structured as a "fund of funds". A "fund of funds" attempts to achieve its investment objective by investing in other investment companies (each, an "Acquired Fund"), which in turn invests directly in securities. Each Morningstar Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Morningstar Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.

DEATH BENEFIT – Death Benefit Amount Version 1

The text below replaces in its entirety the corresponding paragraphs in DEATH BENEFIT-Death Benefit Amount (Version1) Section of the 2010 Helmsman Prospectus

Death Benefit Amount (Version 1)

This Version 1 of the Death Benefit Amount applies to:

∙all Contracts issued in any state after May 1, 2006; and

∙all Contracts issued prior to May 1, 2006 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

The Death Benefit Amount will be based on the greatest of:

1)the Account Value on the Death Benefit Valuation Date; or

2)the total purchase payments, reduced proportionally for withdrawals; or

3)the lesser of (a) the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to any Owner's 65th birthday, reduced proportionally for withdrawals taken after such value was reached, or (b) 200% of the total purchase payments, reduced proportionally for withdrawals.

On the Death Benefit Valuation Date, if the largest value described above exceeds the Account Value, then we will add that excess to the Account Value. Any such addition shall be allocated proportionally among the Subaccounts and the Fixed Accumulation Account options based on the values of each such option as of the end of the Valuation Period immediately before that date.

The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

DEATH BENEFIT – Death Benefit Amount (Version 2)

The text below replaces in its entirety the corresponding paragraphs in DEATH BENEFIT-Death Benefit Amount (Version 2) Section of the 2010 Helmsman Prospectus

Death Benefit Amount (Version 2)

This Version 2 of the Death Benefit Amount applies to all Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

The Death Benefit Amount will be based on the greatest of:

1)the Account Value on the Death Benefit Valuation Date; or

2)the total purchase payments, reduced proportionally for withdrawals; or

3)the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to any owner's 80th birthday, reduced proportionally for subsequent withdrawals.

On the Death Benefit Valuation Date, if the largest value described above exceeds the Account Value, then we will add that excess to the Account Value. Any such addition shall be allocated proportionally among the Subaccounts and the Fixed Accumulation Account options based on the values of each such option as of the end of the Valuation Period immediately before that date.

The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

DEATH BENEFIT – Example of Determination of Death Benefit Amount (Version 2)

The text below replaces in its entirety the corresponding bullet points in DEATH BENEFIT-Example of Determination of Death Benefit Amount (Version 2) Section of the 2010 Helmsman Prospectus.

This example assumes:

∙your total Purchase Payments equal $100,000,

∙your Account Value is $90,000,

∙the "Largest Account Value" is $140,000,

∙you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000, and

∙the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

DEATH BENEFIT – Step Up in Value for Successor Owner.

The text below replaces in their entirety the first two paragraphs in DEATH BENEFIT-Step Up in Value for Successor Owner Section of the 2010 Helmsman Prospectus.

Step Up in Value for Successor Owner

If your spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) becomes the Successor Owner of the Contract, the Account Value of the contract may be increased. There is no additional charge associated with this feature. Any such increase will be equal to the amount, if any, that the Account Value would have been increased on the Death Benefit Valuation Date if your spouse (or civil union partner/domestic partner) had elected to take the Death Benefit. An increase will only apply if the Death Benefit would have been based on a return of premium value, a historic value, or any other Death Benefit calculation value that is greater than the Account Value.

For this purpose, the Death Benefit Valuation Date is the earlier of: (1) the date that we have received at our administrative office both Due Proof of Death and a Written Request to become successor owner of the Contract; or (2) the first anniversary of death. Any such increase shall be effective on the Death Benefit Valuation Date, and shall be allocated proportionally among the Subaccounts and the Fixed Account options based on the value of each such option as of the end of the Valuation Period immediately before that date.

DEATH BENEFIT – Payment of Benefits

The text below replaces in its entirety the first paragraph in DEATH BENEFIT-Payment of Benefits Section of the 2010 Helmsman Prospectus.

Payment of Benefits

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on the Account Value and generally may be calculated and paid: (1) as variable dollar payments; (2) as fixed dollar payments; or (3) as a combination of both. There is no additional charge associated with the form of Death Benefit election. Only the amount of fixed dollar payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar payment may be less than the variable dollar base payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between variable dollar payments and fixed dollar payments are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after variable dollar payments have been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

SETTLEMENT OPTIONS – Forms of Benefit Payments Under Settlement Options.

The text below replaces in its entirety the first paragraph in the SETTLEMENT OPTIONS- Forms of Benefit Payments Under Settlement Options Section of the 2010 Helmsman Prospectus.

Forms of Benefit Payments Under Settlement Options

Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. We guarantee only the amount of fixed dollar payments. The beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

THE CONTRACTS – Persons with Rights Under a Contract

The text below replaces in its entirety the corresponding paragraphs in the CONTRACTS-Persons with Rights Under a Contract Section of the 2010 Helmsman Prospectus and the May 1, 2016 Supplement to the Helmsman Prospectus

Successor Owner. The surviving spouse (or your civil union partner/domestic partner in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or your civil union partner/domestic partner in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or your civil union partner/domestic partner in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner's death, or the surviving spouse (or your civil union partner/domestic partner in applicable states) must make an election before the Death Benefit Commencement Date.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with those rules. For this purpose, a civil union partner/domestic partner is not considered a spouse.

Civil Union Partners and Domestic Partners. Federal tax law does not recognize a civil union or domestic partnership as a marriage. Although a civil union partner/domestic partner may become a successor owner in applicable states, the favorable tax treatment provided by deferral tax law to a surviving spouse in NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

THE CONTRACTS – Abandoned Property Requirements

The text below replaces in its entirety the corresponding paragraphs in the CONTRACTS- Abandoned Property Requirements Section of the 2010 Helmsman Prospectus and the May 1, 2016 Supplement to the Helmsman Prospectus

Abandoned Property Requirements

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years (1) from the first day of the period during which annuity benefit payments are to be paid; or (2) from the date of death for which a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a death benefit, annuity benefit payments, or other Contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed death benefit, depending on the circumstances, the proceeds are paid (1) to the state where the Beneficiary last resided, as shown on our books and records; (2) to the state where the Owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

If the Contract owner dies and we are unable to locate the beneficiary, or if the Contract requires annuity benefit payments to start and we cannot locate the owner, the Account Value of the Contract will remain in the Subaccount and Fixed Accumulation Account options until the death benefits or Contract proceeds are claimed or escheated. If escheated, the death benefit amount or Contract proceeds will be finally determined using the Account Value at the end of the Valuation Period that is no more than seven days before date that we make the escheat payment to the state.

To prevent escheatment of the death benefit, annuity benefit payments or other proceeds from your annuity, it is important:

∙to update your contact information, such as your address, phone number and email address, if and as it changes; and

∙to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such changes.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

FEDERAL TAX MATTERS

The text below replaces in its entirety the FEDERAL TAX MATTERS section of the 2010 Helmsman Prospectus.

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding, and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary, depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the purchase and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code ("IRC") Section 72 governs the taxation of annuities in general. The income earned on a Contract is generally not included in the Owner's taxable income until it is withdrawn from the Contract. In other words, a Contract is a tax- deferred investment. In order to qualify for this tax-deferred treatment, the Contracts must meet certain requirements related to investor control and diversification discussed in the Statement of Additional Information. Tax deferral is not available for a Contract when an Owner is a trust, corporation, LLC, partnership, or other entity unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity ("IRA") under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made with after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59½, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC Section 403(b) permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish "tax-sheltered annuity" or "TSA" plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59½, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70½, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee's taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59½, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees' gross income until paid under the plan. In these situations, the Contracts are not plan assets and are subject to the claims of the employer's general creditors. Whether or not made from the Contract, plan benefit payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other non-tax-qualified Contracts.

		Tax-Qualified		Nonqualified Deferred	Other Non-Tax-Qualified
		Contracts and Plans		Compensation Plans	Contracts
Plan Types		IRC §408 (IRA, SEP, SIMPLE IRA)		IRC §409A	IRC §72 only
		IRC §408A (Roth IRA)		Nongovernmental IRC
	 IRC §403(b) (Tax Sheltered Annuity)			§457(b)
		IRC §401 (Pension, Profit–Sharing,		IRC §457(f)
401(k))
		Governmental IRC §457(b)
 IRC §402A (Roth TSA, Roth 401(k), or
Roth 457(b))

	Tax-Qualified	Nonqualified Deferred	Other Non-Tax-Qualified
	Contracts and Plans	Compensation Plans	Contracts
Who May	Eligible employee, employer, or employer	Employer on behalf of	Anyone. Non-natural person
Purchase a	plan.	eligible employee. Employer	will generally lose tax-
Contract		generally loses tax-deferred	deferred status.
status of Contract itself.
Contribution	Contributions are limited by the IRC and/or plan requirements		None
Limits
Distribution	Distributions from Contract and/or plan may be restricted to meet IRC		None.
Restrictions	and/or plan requirements.
Taxation of	Generally, 100% of distributions must be included in taxable income.		Generally, distributions must
Withdrawals,	However, the portion that represents any after-tax investment is not		be included in taxable
Surrenders, and	taxable. Distributions from Roth IRA are deemed to come first from after-		income until all accumulated
Lump Sum Death	tax contributions. Distributions from other plans are generally deemed to		earnings are paid out.
Benefit	come from taxable income and after-tax investment (if any) on a pro-rata		Thereafter, distributions are
	basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth		tax-free return of the original
	401(k), or Roth 457(b) are completely tax free if certain requirements are		investment.
	met.		However, distributions are

	For tax purposes, all IRAs and SEP IRAs of an owner are treated as a		tax-free until any investment
	single IRA, and all Roth IRAs of an owner are treated as a single Roth		made before August 14,
	IRA.		1982 is returned.
For tax purposes, all non-
tax-qualified annuity
contracts issued to the same
owner by the same insurer in
the same calendar year are
treated as one contract.
Taxation of	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax
Annuitization	investment (if any) to the total expected payments, and the balance is included in taxable income. For
Payments	variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined
(annuity benefit	by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax
or death benefit)	investment has been recovered, the full amount of each benefit payment is included in taxable income.
Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.
Possible Penalty	Taxable portion of payments made before	None.	Taxable portion of payments
Taxes for	age 59½ may be subject to 10% penalty		made before age 59½ may
Distributions	tax (or 25% for a SIMPLE IRA during the		be subject to a 10% penalty
Before Age 59½	first two years of participation). Penalty		tax. Penalty taxes do not
	taxes do not apply to payments after the		apply to payments after the
	participant's death, or to §457 plans. Other		Owner's death. Other
	exceptions may apply.		exceptions may apply.
Assignment/	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings
Transfer of			taxable to transferor upon
Contract			transfer or assignment. Gift
tax consequences are not
discussed herein.
Federal Income	Eligible rollover distributions from §401,	Generally subject to wage	Generally, Payee may elect
Tax Withholding	§403(b), and governmental §457(b) plans	withholding.	to have taxes withheld or
	are subject to 20% mandatory withholding		not.
on taxable portion unless direct rollover.
For other payments, Payee may generally
elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The IRC or plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be transferred to another non-tax-qualified annuity or to a qualified long-term care policy as a tax-free exchange under IRC Section 1035. Amounts from another non-tax-qualified annuity or from a life insurance or endowment policy may be transferred to a non-tax-qualified Contract as a tax-free exchange under IRC Section 1035.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued. All required minimum distributions due in 2020 from an IRA, a 403(b) TSA, a 401 defined contribution plan, or a 457(b) governmental deferred compensation plan have been waived.

During the life of the Owner or plan participant:

∙For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally start by April 1 following the year that the IRA owner or plan participant reaches age 72 (age 70 1/2 if born on or before June 30, 1949). However, a participant in a TSA, a pension, profit-sharing, or 401(k) plan, or a governmental 457(b) plan may delay the start of required minimum distributions from the plan until April 1 following the year that the plan participant retires from the employer as long as he or she is not a 5% owner of the employer.

∙For a Roth IRA, there are no required distributions during the owner's life.

∙For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

∙For a Contract that is not tax-qualified, there are no required distributions during the Owner's life.

After the death of the Owner or plan participant:

∙For a tax-qualified Contract, required minimum distributions vary depending on the type of beneficiary. Some beneficiaries may take payments over life or life expectancy, and others must receive all benefits within five or ten years after death.

∙For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

∙For a Contract that is not tax-qualified, if payments have begun under a settlement option, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death, or must be paid out in substantially equal payments over the life or life expectancy of the designated beneficiary.

∙For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse as defined by federal tax law may elect out of these requirements, and apply the required distribution rules as if the Contract were his or her own.

Life expectancies for required distributions are calculated based on standard life expectancy tables adopted under federal tax law.

APPENDIXES

The paragraph below replaces in its entirety APPENDIX A: CONDENSED FINANCIAL INFORMATION in the 2010 Helmsman Prospectus and Condensed Financials for Contracts with One or More Optional Riders section of APPENDIX C in the 2010 Helmsman Prospectus.

Accumulation Unit information (number of Accumulation Units outstanding and Accumulation Unit Values) for each Subaccount at December 31, 2019 is included in the financial statements of Annuity Investors Variable Account C. The beginning Accumulation Value for the BNY Mellon VIF Money Market Portfolio Subaccount was 1.000000 at its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 at its inception date.